Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 15,222	$ 13,111	$ 11,745	$ 16,141	$ 16,811	$ 13,108	$ 10,469	$ 12,830	$ 9,478	$ 10,133	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 14,843	12,821	11,510	15,863	16,564	12,947	10,363	12,738	9,433	10,112	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Putnam VT Emerging Markets Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Emerging Markets Equity Linked Benchmark
Account Value	$ 16,846	15,670	14,268	17,855	18,321	14,499	11,337	13,005	10,092	10,409	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,095	12,987	9,460	8,508	10,000
Putnam VT Emerging Markets Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Emerging Markets Equity Linked Benchmark
Account Value	$ 16,846	15,670	14,268	17,855	18,321	14,499	11,337	13,005	10,092	10,409	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	$ 13,295	$ 12,105	$ 15,149	$ 15,544	$ 13,139	$ 11,095	$ 12,987	$ 9,460	$ 8,508	$ 10,000